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Virtus Duff & Phelps Real Estate Securities Series
Virtus Duff & Phelps Real Estate Securities Series

Virtus Duff & Phelps Real Estate Securities Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated November 20, 2020, to the Summary Prospectuses and Statutory Prospectus, each dated April 30, 2020

Important Notice to Investors

Effective December 1, 2020, the Series’ investment adviser, Virtus Investment Advisers, Inc., will implement a new expense limitation arrangement to further limit the Series’ expenses. These changes are described in more detail below.

Under “Fees and Expenses” in the Series’ summary prospectuses and the summary section of the Series’ statutory prospectus, the information in the “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following, as applicable:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Duff & Phelps Real Estate Securities Series		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.20%	0.20%
Total Annual Series Operating Expenses		1.20%	0.95%
Less: Expense Reimbursement	[1]	(0.10%)	(0.10%)
Total Annual Series Operating Expenses After Expense Reimbursement	[1]	1.10%	0.85%
[1]	The Series’ investment adviser has contractually agreed to limit the Series’ total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares and 0.85% for Class I Shares through April 30, 2022. Following the contractual period, the Series’ investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Series’ investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the information in the “Example” table will be replaced with the following, as applicable:
Expense Example - Virtus Duff & Phelps Real Estate Securities Series - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	112	371	650	1,446
Class I	87	293	516	1,157

Expense Example No Redemption - Virtus Duff & Phelps Real Estate Securities Series - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	112	371	650	1,446
Class I	87	293	516	1,157

Investors should retain this supplement with the Prospectuses for future reference.